UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2024

Formidable ETF and
Formidable Fortress ETF (the “Formidable ETFs”)

Item #1(a). Reports to Stockholders.

ANNUAL REPORT

For the Year Ended March 31, 2024

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETFS

Important Disclosure Statement

The Formidable ETF’s and Formidable Fortress ETF’s (the “Funds”) prospectus and summary prospectuses contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus or summary prospectus containing this and other important information, please call 833-600-5704. Please read the prospectus and/ or summary prospectuses carefully before you invest. Foreside Fund Services, LLC is the distributor and Formidable Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 833-600-5704.

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Shareholder Letter

Fellow Formidable ETF (“Fund”) Investors,

We thank you for your continued support as we navigate a dynamic market that is reminiscent of prior inflection points. Many of the indicators we track in terms of valuation and concentration have analogs in the late 1990s tech bubble and the Nifty Fifty era of the 1970s.

The below table shows performance for the Fund versus the S&P Midcap 400® Index, a market cap weighted index comprised of companies between the definitions of large and small cap. Unlike the 12 months ended 3/31/2023 when the Fund outperformed the Index - declining 2% versus a 13% fall for the Index - the 12 months ended 3/31/2024 saw the Fund fail to keep pace with a feverish Index surge.

			Average Annual Return
Returns as of 3/31/2024	3-Month	1-Year	2-Year	Since Inception*
Formidable ETF - Market	5.60%	3.46%	-1.31%	0.79%
Formidable ETF - NAV	5.17%	3.53%	-1.02%	0.94%
S&P Midcap 400® Index	9.94%	23.33%	8.12%	5.07%

*Inception Date 4/29/2021

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 1.19%. Returns for one year or greater are annualized.

In terms of performance for the year ended March 31, 2024, the Fund lagged the Index primarily due to two factors. First, the Fund’s tactical allocation kept our defensive investments (Cash, short-term Treasuries, put options) near the top of their ranges. The conditions that precipitated the drawdown in 2022, i.e., high valuations and inverted yield curve, did not change. However, massive fiscal stimulus and the Federal Reserve response to arrest a nascent banking crisis served as kindling to light a speculative move higher in equities. In aggregate, allocation cost over 900 basis points1.

Second, security selection, specifically in Materials, was challenged. Our holdings in the lithium sector were hurt by poor sentiment around electric vehicle sales, as well as a poorly received corporate split of assets between domestic and foreign assets. Our holdings in gold struggled despite strength in underlying

1 Basis point is a unit of measure for interest rates and other percentages in finance.

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Shareholder Letter - continued

prices for gold, and the gap between the valuation of the underlying commodity and the share price of gold stock has approached a record divergence.

The quantitative portion of the process drives the Fund’s tactical allocation. The key factors, except for GDP growth, all point toward cautious positioning; valuation and sticky inflation are two of the larger risks noted at present. The Fund maintains a focus on inflation-sensitive assets, e.g., Materials and Energy, with the latter being one of the few sectors that is relatively undervalued versus its longer-term average.

In terms of portfolio positioning, the Fund maintains its focus on diversification, unlike the Index, which is heavily concentrated (over 22%) in Industrials. The Fund does not have more than 20% in any one sector. We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via puts on an ETF tracking high yield bonds and a put spread on a small cap index.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown	Adam Eagleston, CFA
CEO and Portfolio Manager	CIO and Portfolio Manager

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

Disclosures

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges, and expenses. This and other information are in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Important Fund Risks:  Investing involves risks.  Principal loss is possible.

Non-Diversification Risk - The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

Investment Strategy Risk - The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk - The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid and Small Capitalization Stock Risk - The value of mid and small capitalization company stocks or ETFs that invest in stocks of mid and small capitalization companies may be subject to more abrupt or erratic market movements.

Foreign Securities Risk - To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.  These risks are greater for emerging markets.

REITs Risk - Investing in real estate investment trusts (“REITs”) involves unique risks.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

FORMIDABLE ETF (Unaudited)

	Total Return One Year Ended 3/31/2024	Average Annual Return Since Inception 4/29/2021 to 3/31/2024
Formidable ETF	3.53%	0.94%
Formidable ETF - Market	3.46%	0.79%
S&P Midcap 400® Index	23.33%	5.07%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P Midcap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. Market returns do not include brokerage commissions, if brokerage commissions were included market returns would be lower.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Energy	15.68%
Materials	15.54%
Financials	12.01%
Consumer Staples	9.94%
Health Care	8.51%
Industrials	8.29%
Utilities	5.64%
Consumer Discretionary	5.38%
Real Estate	4.65%
Communication Services	2.35%
Short Term Investments	9.07%
Options Purchased:
Put Options	0.12%
Total Investments	97.18%

Options Written:
Call Options	(0.48%	)
Put Options	(0.02%	)
Total Options Written	(0.50%	)

FORMIDABLE ETF

Portfolio Compositionas of March 31, 2024 (unaudited)

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of InvestmentsMarch 31, 2024

		Shares	Value
87.99%	COMMON STOCKS

2.35%	COMMUNICATION SERVICES
	TEGNA, Inc.	44,713	$668,012

5.38%	CONSUMER DISCRETIONARY
	Alibaba Group Holdings ADR	5,413	391,685
	Capri Holdings Ltd. ADR(A)(B)	8,265	374,405
	JD.Com, Inc. ADR(B)	27,888	763,852
			1,529,942

9.94%	CONSUMER STAPLES
	British American Tobacco plc. ADR	29,947	913,384
	Altria Group, Inc.(B)	32,996	1,439,286
	Archer-Daniels-Midland Co.	7,528	472,834
			2,825,504

15.68%	ENERGY
	Baytex Energy Corp. ADR	259,805	943,092
	Alliance Resource Partners LP	35,635	714,482
	Energy Transfer LP	70,369	1,106,904
	Hess Corp.(B)	3,693	563,700
	Sitio Royalties Corp., Class A	30,268	748,225
	Williams Cos., Inc.	9,707	378,282
			4,454,685

12.01%	FINANCIALS
	Acacia Research Corp.(A)(B)	502,067	2,676,017
	PayPal Holdings, Inc.(A)(B)	10,984	735,818
			3,411,835

8.51%	HEALTH CARE
	Royalty Pharma Plc ADR(B)	30,966	940,437
	BioAtla, Inc.(A)(B)	145,174	499,399
	CytomX Therapeutics, Inc.(A)(B)	288,101	628,060
	Viking Therapeutics, Inc.(A)(B)	4,273	350,386
			2,418,282

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
8.29%	INDUSTRIALS
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,202	$383,053
	Flux Power Holdings, Inc.(A)(B)	445,353	1,972,914
			2,355,967

15.54%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	10,649	635,213
	Lithium Americas Corp. Argentina ADR(A)(B)	140,399	756,751
	Lithium Americas Corp. ADR(A)(B)	127,267	855,234
	Vale SA ADR(B)	39,541	482,005
	Wheaton Precious Metals Corp. ADR(B)	20,550	968,521
	Newmont Goldcorp Corp.(B)	20,032	717,947
			4,415,671

4.65%	REAL ESTATE
	American Tower Corp.(B)	3,346	661,136
	Sun Communities, Inc.	5,141	661,030
			1,322,166

5.64%	UTILITIES
	Algonquin Power & Utilities Corp. ADR	95,132	601,234
	Brookfield Infrastructure Partners LP ADR	17,188	536,437
	NextEra Energy Partners LP(B)	15,506	466,420
			1,604,091

87.99%	TOTAL COMMON STOCKS		25,006,155
	(Cost: $25,447,570)

9.07%	SHORT TERM INVESTMENTS	Principal

	DEBT SECURITIES
	US Treasury Bill 04/04/2024 0.044%(C)	$1,446,000	1,445,364
	US Treasury Bill 06/20/2024 1.129%(C)	1,144,000	1,130,804

9.07%	TOTAL SHORT TERM INVESTMENTS		2,576,168
	(Cost: $2,576,441)

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2024

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.12%	OPTIONS PURCHASED(A)(B)

	PUT OPTIONS PURCHASED
	iShares iBoxx High Yield Corporate	2,000	$15,546,000	$74.00	04/19/2024	$14,000
	iShares iBoxx High Yield Corporate	1,000	7,773,000	76.00	04/19/2024	8,000
	iShares Russell 2000 ETF	100	2,103,000	185.00	04/01/2024	100
	iShares Russell 2000 ETF	125	2,628,750	190.00	04/19/2024	2,875
	iShares Russell 2000 ETF	300	6,309,000	192.00	04/19/2024	8,400

0.12%	TOTAL OPTIONS PURCHASED					33,375
	(Cost: $113,076)

97.18%	TOTAL INVESTMENTS					27,615,698
	(Cost: $28,137,087)
2.82%	Other assets, net of liabilities					802,694
100.00%	NET ASSETS					$28,418,392

(A)Non-income producing

(B)All or a portion of the security is held as collateral for options written.

(C)Zero coupon security.  The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depository Receipts.

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2024

See Notes to Financial Statements

ANNUAL REPORT

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.50%)	OPTIONS WRITTEN(A)

(0.48%)	CALL OPTIONS
	Acacia Research Corp.	1,025	$(546,325)	$5.00	04/19/2024	$(46,125)
	American Tower Corp.	10	(197,590)	230.00	04/19/2024	(200)
	Bioatla, Inc.	180	(61,920)	25.00	04/19/2024	(17,550)
	Bioatla, Inc.	250	(86,000)	5.00	04/19/2024	(2,750)
	Bioatla, Inc.	100	(34,400)	25.00	05/17/2024	(14,500)
	Bioatla, Inc.	700	(240,800)	5.00	05/17/2024	(21,000)
	Capri Holdings Ltd.	25	(113,250)	52.50	04/19/2024	(125)
	Cytomx Therapeutics, Inc.	1,350	(294,300)	25.00	04/19/2024	(8,100)
	Flux Power Holdings, Inc.	453	(200,679)	75.00	04/19/2024	(2,265)
	Hess Corp.	12	(183,168)	165.00	04/19/2024	(240)
	JD.Com, Inc. ADR	35	(95,865)	31.00	04/19/2024	(490)
	Lithium Americas Argentina Corp.	525	(282,975)	75.00	05/17/2024	(2,625)
	Lithium Americas Corp.	53	(35,616)	125.00	04/19/2024	(265)
	Lithium Americas Corp.	372	(249,984)	75.00	04/19/2024	(7,812)
	Lithium Americas Corp.	150	(100,800)	125.00	05/17/2024	(1,500)
	Altria Group, Inc.	110	(479,820)	45.00	04/19/2024	(1,650)
	Newmont Corp.	70	(250,880)	38.00	04/12/2024	(2,100)
	Nextera Energy Partners LP	50	(150,400)	33.00	04/12/2024	(500)
	Paypal Holdings, Inc.	30	(200,970)	71.00	04/19/2024	(2,370)
	Royalty Pharma plc Class A	100	(303,700)	32.50	04/19/2024	(1,700)
	Vale SA ADR	120	(146,280)	14.00	04/19/2024	(120)
	Viking Therapeutics, Inc.	15	(123,000)	100.00	04/19/2024	(3,000)
	Wheaton Precious Metals Corp.	70	(329,910)	50.00	04/05/2024	(490)

(0.48%)	TOTAL CALL OPTIONS WRITTEN					(137,477)
	(Premiums received: ($78,263))

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2024

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.02%)	PUT OPTIONS
	iShares Russell 2000 ETF	25	(525,750)	176	04/01/2024	(25)
	iShares Russell 2000 ETF	125	(2,628,750)	180	04/19/2024	(1,250)
	iShares Russell 2000 ETF	225	(4,731,750)	182	04/19/2024	(2,475)

(0.02%)	TOTAL PUT OPTIONS WRITTEN					(3,750)
	(Premiums received: ($17,141))

(0.50%)	TOTAL OPTIONS WRITTEN					$(141,227)
	(Premiums received: ($95,404))

(A)Non-income producing

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Shareholder Letter

Fellow Formidable Fortress ETF (“Fund”) Investors,

We thank you for your continued support as we navigate a dynamic market that is reminiscent of prior inflection points. Many of the indicators we track in terms of valuation and concentration have analogs in the late 1990s tech bubble and the Nifty Fifty era of the 1970s.

The below table shows performance for the Fund versus the S&P 500® Index (“Index”), a market-cap weighted index reflecting the largest U.S. companies. Unlike during the 12 months ended 3/31/23, when the Fund outperformed the Index, posting a greater than 2% gain versus a decline of approximately 7% for the Index, the 12 months ended 3/31/2024 saw the Fund underperform by a wide margin despite posting a strong nominal return.

			Average Annual Return
Returns as of 3/31/2024	3-Month	1-Year	2-Year	Since Inception*
Formidable Fortress ETF - Market	4.81%	11.69%	7.02%	4.38%
Formidable Fortress ETF - NAV	4.59%	11.59%	7.03%	4.32%
S&P 500® Index	10.55%	29.88%	9.44%	9.22%

* Inception Date 7/21/2021

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The gross expense ratio is 0.89%. Returns for one year or greater are annualized.

In terms of performance for the year ended March 31, 2024, the Fund lagged the Index primarily due to two factors. First, the Fund had no exposure to the so-called Magnificent Seven, a narrow subset of highly valued, technology-oriented stocks that comprise an outsized portion of the Index. None of the seven passed the Fund’s quantitative screen in terms of lower beta, i.e., they are all inherently more volatile, as we saw in 2022. This lack of exposure cost the Fund 1,400 basis points1 of performance. Second, the Fund’s hedging via put spreads on an Exchange Traded Fund (ETF) tracking the Index cost approximately 270 basis points. Over the past two years, which reflected a sizable drawdown for the Index in 2022 followed in 2023 and into Q1 of 2024 by massive outperformance by the Magnificent Seven, the Fund is narrowly lagging the Index.

1 Basis point is a unit of measure for interest rates and other percentages in finance.

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Shareholder Letter - continued

The quantitative portion of the process drives the Fund’s investable universe. However, within this process, we have discretion to place a greater emphasis on certain factors not considered quantitatively. To that end, we have also placed a greater emphasis on valuation in light of the challenge higher rates should cause for longer duration, (i.e., more highly valued) companies. However, this focus on valuation was not effective over the past 12 months. Regardless, we think these tactical decisions are prudent in light of the macroeconomic environment, which our top-down framework suggests is likely to face us during the remainder of 2024.

With that backdrop in mind, in terms of portfolio positioning, we maintain our focus on diversification, unlike the Index, which is concentrated in a handful of names (33% in the top 10) that are also highly valued (forward P/E2 of 28.4x). We have also been more aggressive in call writing to generate income and have maintained the Fund’s exposure to tail hedging via put spreads on an ETF that tracks the Index, which we believe to be an inexpensive way to mitigate against a sizable drawdown.

Again, we appreciate your investment in the Fund and look forward to providing you with future updates.

Sincerely,

Will Brown	Adam Eagleston, CFA
CEO and Portfolio Manager	CIO and Portfolio Manager

2Price-to-earnings ratio. Comparison of the price of a company’s stock to the earnings the company generates.

ANNUAL REPORT

FORMIDABLE fortress etf (Unaudited)

Disclosures

This information is current as of the date of this material and is subject to change at any time, based on market and other conditions. Although taken from reliable sources, Formidable cannot guarantee the accuracy of the information received from third parties.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information are in the prospectus and a summary prospectus, copies of which may be obtained by calling (833) 600-5704. Read the prospectus carefully before you invest.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Important Fund Risks:  Investing involves risks.  Principal loss is possible.

Non-Diversification Risk - The Fund is actively managed and non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses.

Investment Strategy Risk - The Fund’s investments in securities that the Adviser believes will perform well in a certain macroeconomic environment may not perform as expected.

Derivatives Risk - The Fund may use derivative instruments such as put and call options on stocks and certain volatility-linked exchange-traded products. There is no guarantee that the use of these instruments by the Fund will work. The Fund’s use of derivatives may magnify losses for the Fund.

Mid Capitalization Stock Risk - The value of mid capitalization company stocks or ETFs that invest in stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Securities Risk - To the extent the Fund invests in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities.  These risks are greater for emerging markets.

REITs Risk - Investing in real estate investment trusts (“REITs”) involves unique risks.

Formidable Asset Management is the advisor to the Formidable Funds, all of which are distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

FORMIDABLE FORTRESS ETF (Unaudited)

	Total Return One Year Ended 3/31/2024	Average Annual Return Since Inception 7/21/2021 to 3/31/2024
Formidable Fortress ETF	11.59%	4.32%
Formidable Fortress ETF - Market	11.69%	4.38%
S&P 500® Index	29.88%	9.22%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The market price used to calculate the market return is determined by using the midpoint between the bid/ask spread on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. Market returns do not include brokerage commissions, if brokerage commissions were included market returns would be lower.

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrials	20.81%
Health Care	18.15%
Financials	13.78%
Information Technology	9.10%
Real Estate	8.24%
Consumer Staples	6.90%
Energy	6.56%
Consumer Discretionary	3.68%
Materials	3.33%
Options Purchased:
Put Options	0.13%
Total Investments	90.68%

Options Written:
Call Options	(0.12%)
Put Options	(0.06%)
Total Options Written	(0.18%)

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsMarch 31, 2024

		Shares	Value
90.55%	COMMON STOCKS

3.68%	CONSUMER DISCRETIONARY
	Gentex Corp.(B)	27,514	$993,806

6.90%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.(B)	16,511	1,037,056
	Monster Beverage Corp.(A)	13,886	823,162
			1,860,218

6.56%	ENERGY
	Coterra Energy, Inc.(B)	29,017	808,994
	Texas Pacific Land Corp.	1,659	959,748
			1,768,742

13.78%	FINANCIALS
	The PNC Financial Services Group, Inc.	1,338	537,301
	Interactive Brokers Group, Inc.	6,904	771,246
	Jack Henry & Associates, Inc.(B)	4,954	860,658
	MarketAxess Holdings, Inc.	3,194	700,284
	S&P 500 Global, Inc.(B)	1,989	846,220
			3,715,709

18.15%	HEALTH CARE
	Chemed Corp.	1,592	1,021,953
	Johnson & Johnson	5,421	857,548
	Regeneron Pharmaceuticals, Inc.(A)	746	718,018
	United Therapeutics Corp.(A)(B)	3,368	773,697
	Vertex Pharmaceuticals, Inc.(A)(B)	1,691	706,855
	West Pharmaceutical Services, Inc.(B)	2,067	817,933
			4,896,004

20.81%	INDUSTRIALS
	Automatic Data Processing, Inc.	2,335	583,143
	EMCOR Group, Inc.	2,937	1,028,537
	Fastenal Co.	8,737	673,972

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2024

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
	Graco, Inc.	10,346	$966,937
	Nordson Corp.(B)	3,280	900,491
	Robert Half International, Inc.	10,469	829,982
	Snap-on, Inc.	2,127	630,060
			5,613,122
9.10%	INFORMATION TECHNOLOGY
	Amdocs Ltd. ADR	8,849	799,684
	Cisco Systems, Inc.(B)	17,216	859,251
	Cognizant Tech Solutions(B)	10,842	794,610
			2,453,545

3.33%	MATERIALS
	Reliance, Inc.(B)	2,693	899,947

8.24%	REAL ESTATE
	Camden Property Trust	8,792	865,133
	Gaming and Leisure Properties, Inc.	16,719	770,244
	Public Storage	2,021	586,211
			2,221,588

90.55%	TOTAL COMMON STOCKS
	(Cost: $21,699,779)		24,422,681

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS
	(Cost: $-)		—

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2024

0.13%	OPTIONS PURCHASED(A)(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.13%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	100	$5,230,700	$485.00	04/01/2024	$100
	SPDR S&P 500 ETF Trust	50	2,615,350	495.00	04/19/2024	2,850
	SPDR S&P 500 ETF Trust	325	16,999,775	500.00	04/19/2024	24,050
	SPDR S&P 500 ETF Trust	75	3,923,025	505.00	04/19/2024	7,575

0.13%	TOTAL OPTIONS PURCHASED					34,575
	(Cost: $153,921)

90.68%	TOTAL INVESTMENTS					24,457,256
	(Cost: $21,853,700)
9.32%	Other assets, net of liabilities					2,513,106
100.00%	NET ASSETS					$26,970,362

(A)Non-income producing

(B)All or a portion of the secuity is held as collateral for options written.

(C)The warrant is a Level 3 security. The security is valued at $— (0.00% of net assets). See Note 1.

CVR - Contingent Value Rights

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2024

See Notes to Financial Statements

ANNUAL REPORT

(0.18%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.12%)	CALL OPTIONS
	Archer-Daniels-Midland Co.	55	$(345,455)	$64.00	04/12/2024	$(3,300)
	Cisco Systems, Inc.	60	(299,460)	54.00	04/26/2024	(330)
	Coterra Energy, Inc.	100	(278,800)	29.00	04/26/2024	(2,500)
	Cognizant Tech Solutions	30	(219,870)	85.00	04/19/2024	(150)
	Gentex Corp.	60	(216,720)	35.00	04/19/2024	(7,800)
	Jack Henry & Associates, Inc.	18	(312,714)	190.00	04/19/2024	(6,300)
	Nordson Corp.	10	(274,540)	290.00	04/19/2024	(475)
	Reliance, Inc.	8	(267,344)	350.00	04/19/2024	(1,120)
	S&P 500 Global, Inc.	5	(212,725)	460.00	04/19/2024	(250)
	United Therapeutics Corp.	12	(275,664)	250.00	04/19/2024	(1,416)
	Vertex Pharmaceuticals	5	(209,005)	450.00	04/19/2024	(610)
	West Pharmaceutical Services, Inc.	6	(237,426)	390.00	04/19/2024	(7,788)
(0.12%)	TOTAL CALL OPTIONS WRITTEN					(32,039)
	(Premiums Received: $(29,373))

(0.06%)	PUT OPTIONS
	SPDR S&P 500 ETF	100	(5,230,700)	470.00	04/01/2024	(100)
	SPDR S&P 500 ETF	50	(2,615,350)	480.00	04/19/2024	(1,600)
	SPDR S&P 500 ETF	325	(16,999,775)	485.00	04/19/2024	(12,025)
	SPDR S&P 500 ETF	75	(3,923,025)	490.00	04/19/2024	(3,375)

(0.06%)	TOTAL PUT OPTIONS WRITTEN					(17,100)
	(Premiums Received: $(68,606))

(0.18%)	TOTAL OPTIONS WRITTEN					$(49,139)
	(Premiums Received: $(97,979))

(A)Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of Assets and LiabilitiesMarch 31, 2024

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$27,615,698	$24,457,256
Cash	139,182	2,501,228
Cash held at broker	718,828	51,852
Receivable for securities sold	36,318	—
Dividends receivable	77,768	30,086
TOTAL ASSETS	28,587,794	27,040,422

LIABILITIES
Accrued advisory fees (Note 2)	28,175	20,921
Options written, at value(2) (Note 1)	141,227	49,139
TOTAL LIABILITIES	169,402	70,060
NET ASSETS	$28,418,392	$26,970,362

Net Assets Consist of:
Paid-in capital	$33,455,871	$25,524,531
Distributable earnings (accumulated deficits)	(5,037,479)	1,445,831
Net Assets	$28,418,392	$26,970,362

NET ASSET VALUE PER SHARE
Net Assets	$28,418,392	$26,970,362
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,200,000	975,000
Net Asset Value and Offering Price Per Share	$23.68	$27.66

(1) Identified cost of:	$28,137,087	$21,853,700
(2) Premiums received of:	$95,404	$97,979

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of OperationsYear Ended March 31, 2024

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$833,863	$402,004
Interest	140,465	72,729
Total investment income	974,328	474,733

EXPENSES
Investment Advisory fees (Note 2)	353,100	234,664
Total expenses	353,100	234,664

Net investment income (loss)	621,228	240,069

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(641,577)	1,237,653
Net realized gain (loss) on options purchased	(1,044,067)	(1,031,827)
Net realized gain (loss) on options written	804,638	602,387
Total net realized gain (loss)	(881,006)	808,213
Change in unrealized appreciation (depreciation) of investments	1,092,001	1,881,877
Change in unrealized appreciation (depreciation) of options purchased	122,737	69,788
Change in unrealized appreciation (depreciation) of options written	(112,090)	28,694
Total change in unrealized appreciation (depreciation) of investments	1,102,648	1,980,359
Net realized and unrealized gain (loss)	221,642	2,788,572

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$842,870	$3,028,641

(1) Net of foreign tax withheld of:	$20,844	$—

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE ETFS

Statements of Changes in Net Assets

	Formidable ETF		Formidable Fortress ETF
	Years Ended March 31,		Years Ended March 31,
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$621,228	$396,106	$240,069	$117,601
Net realized gain (loss) on investments, options purchased and options written	(881,006)	(913,934)	808,213	(245,375)
Change in unrealized appreciation (depreciation) of investments, options purchased and options written	1,102,648	(973,505)	1,980,359	1,190,642
Increase (decrease) in net assets from operations	842,870	(1,491,333)	3,028,641	1,062,868

DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income	(1,103,899)	(998,837)	(186,222)	(118,841)
Return of capital	—	—	—	(3,759)
Decrease in net assets from distributions	(1,103,899)	(998,837)	(186,222)	(122,600)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,122,359	12,326,123	5,562,550	8,673,156
Cost of shares redeemed	(3,933,441)	(4,400,830)	(5,768,711)	(4,827,633)
Increase (decrease) in net assets from capital stock transactions	(2,811,082)	7,925,293	(206,161)	3,845,523

NET ASSETS
Increase (decrease) during period	(3,072,111)	5,435,123	2,636,258	4,785,791
Beginning of period	31,490,503	26,055,380	24,334,104	19,548,313

End of period	$28,418,392	$31,490,503	$26,970,362	$24,334,104

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

	Years Ended March 31,		April 29,2021(2) through March 31, 2022
	2024	2023
Net asset value, beginning of period	$23.77	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.48	0.34	0.23
Net realized and unrealized gain (loss) on investments	0.30 (6)	(1.76)	1.00
Total from investment activities	0.78	(1.42)	1.23
Distributions
Net investment income	(0.87)	(0.87)	(0.17)
Total distributions	(0.87)	(0.87)	(0.17)
Net asset value, end of period	$23.68	$23.77	$26.06
Total Return(3)	3.53%	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%	1.19%
Net investment income (loss)	2.09%	1.42%	1.02%
Portfolio turnover rate(5)	50.63%	59.95%	172.44%
Net assets, end of period (000’s)	$28,418	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

(6)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

See Notes to Financial Statements

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended March 31,		July 21, 2021(2) through March 31, 2022
	2024	2023
Net asset value, beginning of period	$24.96	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.23	0.12	0.04
Net realized and unrealized gain (loss) on investments	2.65	0.52	(0.57)
Total from investment activities	2.88	0.64	(0.53)
Distributions
Net investment income	(0.18)	(0.12)	(0.03)
Return of capital	—	— (3)	—
Total distributions	(0.18)	(0.12)	(0.03)
Net asset value, end of period	$27.66	$24.96	$24.44
Total Return(4)	11.59%	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.89%	0.89%	0.89%
Net investment income (loss)	0.91%	0.51%	0.22%
Portfolio turnover rate(6)	47.14%	41.20%	35.71%
Net assets, end of period (000’s)	$26,970	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Less than 0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial StatementsMarch 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF commenced operations on April 29, 2021 and the Formidable Fortress ETF commenced operations on July 21, 2021.

Each Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Formidable Asset Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

FLexible EXchange® Options (“FLEX Options”) are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$25,006,155	$—	$—		$25,006,155
Short Term Investments	—	2,576,168	—		2,576,168
Options Purchased	33,375	—	—		33,375
	$25,039,530	$2,576,168	$—		$27,615,698
Liabilities
Options Written	$(141,227)	$—	$—		$(141,227)

Formidable Fortress ETF
Assets
Common Stocks	$24,422,681	$—	$—		$24,422,681
Warrants	—	—	—	*	—
Options Purchased	34,575	—	—		34,575
	$24,457,256	$—	$—		$24,457,256
Liabilities
Options Written	$(49,139)	$—	$—		$(49,139)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

As of March 31, 2024, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. The Formidable ETF held no Level 3 securities at any time during the year ended March 31, 2024.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2024, such reclassifications were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributable earnings	$(129,190)	$(938,051)
Paid-in capital	129,190	938,051

The permanent difference reclassifications are attributable primarily to the tax treatment of redemptions in-kind and the tax treatment of partnership investments.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$236,800
Formidable Fortress ETF	10,000	$250	$276,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

The following are the derivatives held by each Fund on March 31, 2024.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$33,375*
Formidable Fortress ETF	Put Options Purchased	$34,575*

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(137,477)
Formidable ETF	Put Options Written	(3,750)
		$(141,227)**

Formidable Fortress ETF	Call Options Written	$(32,039)
Formidable Fortress ETF	Put Options Written	(17,100)
		$(49,139)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended March 31, 2024 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Put Options Purchased	$(1,044,067)	$122,737

Put Options Written	$205,965	$(36,140)
Call Options Written	598,673	(75,950)
	$804,638	$(112,090)
Formidable Fortress ETF
Put Options Purchased	$(1,031,827)	$69,788

Put Options Written	$482,879	$23,175
Call Options Written	119,508	5,519
	$602,387	$28,694

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$26,206,205
Formidable ETF	Written Options	(11,562,454)
Formidable Fortress ETF	Purchased Options	17,919,704
Formidable Fortress ETF	Written Options	(20,030,234)

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Tidal Investments, LLC (f/k/a Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for each Fund.

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the year ended March 31, 2024 were as follows:

	Purchases	Sales
Formidable ETF	$12,804,180	$13,742,513
Formidable Fortress ETF	11,715,311	11,061,086

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended March 31, 2024 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$852,818	$2,480,202	$159,265
Formidable Fortress ETF	4,639,847	5,496,561	949,486

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions during the years ended March 31, 2024 and 2023 were as follows:

Year ended March 31, 2024
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$1,103,899	$186,222

Year ended March 31, 2023
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$998,837	$118,841
Return of capital	—	3,759
	$998,837	$122,600

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$3,673	$53,847
Other accumulated losses	(3,661,014)	(1,075,826)
Net unrealized appreciation (depreciation) on investments	(1,380,138)	2,467,810
	$(5,037,479)	$1,445,831

As of March 31, 2024, the Formidable ETF and Formidable Fortress ETF had capital loss carryforwards of $3,661,014 and $1,075,826, respectively. For Formidable ETF, $2,184,340 of the loss carryforwards are considered short term and $1,476,674 are considered long term. For Formidable Fortress ETF, $551,324 of the loss carryforwards are considered short term an $524,502 are considered long term. These loss carryforwards may be carried forward indefinitely.

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$28,950,013	$2,520,461	$(3,900,599)	$(1,380,138)
Formidable Fortress ETF	22,038,285	3,617,311	(1,149,501)	2,467,810

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, the tax treatment of passive foreign investment companies, and the tax treatment of partnership investments.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Year ended March 31, 2024	Year ended March 31, 2023
Shares sold	50,000	500,000
Shares redeemed	(175,000)	(175,000)
Net increase (decrease)	(125,000)	325,000

Formidable Fortress ETF
	Year ended March 31, 2024	Year ended March 31, 2023
Shares sold	225,000	375,000
Shares redeemed	(225,000)	(200,000)
Net increase (decrease)	—	175,000

NOTE 6 – SECTOR RISK

If a fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that fund than would be the case if the fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the fund and increase the volatility of the fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance,

ANNUAL REPORT

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2024

economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a fund’s portfolio will be adversely affected. As of March 31, 2024, 15.68% and 15.54% of the value of the net assets of the Formidable ETF were invested in securities within the Energy and Materials sectors, respectively; 20.81% and 18.15% of the value of the net assets of the Formidable Fortress ETF were invested in securities within the Industrials and Health Care sectors, respectively.

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm

ANNUAL REPORT

To the Shareholders of Formidable ETF and Formidable Fortress ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, comprising the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of March 31, 2024, the related statements of operations and of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Formidable ETF	For the Year ended March 31, 2024	For the years ended March 31, 2024 and 2023	For the years ended March 31, 2024 and 2023 and for the period from April 29, 2021 (commencement of operations) through March 31, 2022
Formidable Fortress ETF	For the Year ended March 31, 2024	For the years ended March 31, 2024 and 2023	For the years ended March 31, 2024 and 2023 and for the period from July 21, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

ANNUAL REPORT

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm - continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2024

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 833-600-5704.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (69) Trustee	Indefinite, Since December 2019	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	48	World Funds Trust for the twenty-two series of that Trust (registered investment company)
Mary Lou H. Ivey (66) Trustee	Indefinite, Since December 2019	Senior Vice President Finance, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	48	World Funds Trust for the twenty-two series of that Trust (registered investment company)
Theo H. Pitt, Jr. (88) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	48

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the ten series of that trust; and World Funds Trust for the twenty-two series of that Trust (all registered investment companies)

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.
Thomas A. Carter (57) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (60) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since December 2019	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (61) Assistant Secretary	Indefinite, Since September 2022	Attorney, PractusTM LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (56) Assistant Secretary	Indefinite, Since September 2022

Counsel, PractusTM LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Manager, Fund Administrator, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, 2016 to 2023.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services and consulting firm) since October 2016.
Julian G. Winters (55) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-600-5704 or on the SEC’s website at https://ww.sec.gov.

INVESTMENT ADVISORY AND SUB-ADVISORY AGEEMENT APPROVAL

This annual report pertains only to the Formidable ETF and the Formidable Fortress ETF; however, the disclosure below pertains to those funds and the Formidable Dividend Opportunity ETF, a fund that has not commenced operations. Once the Formidable Dividend Opportunity ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and is applicable to that fund.

At a meeting held on December 19-20, 2023 (the “Meeting”), the Board considered the approval of the continuation of the Investment Advisory Agreement (the “Formidable Advisory Agreement”) between the Trust and Formidable Asset Management, LLC (“Formidable,” or the “Adviser”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Formidable and Tidal Investments, LLC (“Tidal”), each with respect to the Formidable ETFs. The Board discussed the arrangements between Formidable and the Trust and Formidable and Tidal with respect to the Formidable ETFs. The Board reflected on its discussions with the representatives from Formidable and Tidal earlier in the Meeting regarding the manner in which the Formidable ETFs were managed and the roles and responsibilities of Formidable and Tidal under the Formidable Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Formidable Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Formidable Advisory Agreements and the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board. A

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Formidable and Tidal, an expense comparison analysis for the Formidable ETFs and comparable mutual funds and ETFs, and the Formidable Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Formidable Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Formidable and Tidal; (ii) the investment performance of the Formidable ETFs and Formidable; (iii) the costs of the services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs; (iv) the extent to which economies of scale would be realized if the Formidable ETFs grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Formidable Advisory Agreements, including: (i) information regarding the services and support to be provided by Formidable and Tidal to the Formidable ETFs and their shareholders; (ii) presentations by management of Formidable and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Formidable ETFs; (iii) information pertaining to the compliance structure of Formidable and Tidal; (iv) disclosure information contained in the Formidable ETFs’ registration statement and Formidable’s and Tidal’s Form ADV and/or the policies and procedures of Formidable and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Formidable Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Formidable and Tidal, including financial information, information on personnel and the services to be provided by Formidable and Tidal to the Formidable ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the Formidable ETFs and comparative expense and performance information for other ETFs with

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

strategies similar to the Formidable ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Formidable ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Formidable and Tidal from their relationship with the Formidable ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Formidable Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Formidable Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Formidable and Tidal.

In this regard, the Board considered the responsibilities of Formidable and Tidal under their respective Formidable Advisory Agreements. The Board reviewed the services to be provided by each of Formidable and Tidal to the Formidable ETFs, including, without limitation, Formidable’s process for formulating investment recommendations and the processes of both Formidable and Tidal for assuring compliance with the Formidable ETFs’ investment objectives and limitations; processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Formidable for the Formidable ETFs among the service providers, and the anticipated efforts of Formidable to promote the Formidable ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Formidable and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Formidable in supervising Tidal as a sub-adviser to the Formidable ETFs and the relationship between Formidable and Tidal. After reviewing the foregoing and further information from Formidable and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Formidable and Tidal was satisfactory and adequate for the Formidable ETFs.

The investment performance of the Formidable ETFs and Formidable.

The Board reviewed the Formidable ETFs’ performance. In considering the investment performance of the Formidable ETFs, the Trustees compared the performance of each Formidable ETF with the performance of its benchmark index, the Russell Mid Cap TR Index, a custom category from its Morningstar category, Mid-Cap Blend Funds (“Category”), and a peer group selected from

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

its Category (“Peer Group”). The Trustees noted that the Formidable ETF underperformed the Russell Mid Cap TR Index and the median of its Category and Peer Group for the one-year period ended October 31, 2023, while the Formidable Fortress ETF outperformed the Russell Mid Cap TR Index and the median of its Category, but underperformed relative to the median of its Peer Group for the one-year period ended October 31, 2023. The Board noted that the Formidable Dividend and Income ETF had not yet commenced investment operations and did not have a performance record.

After a detailed discussion of the Formidable ETFs’ performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Formidable Fortress Fund was satisfactory in light of the overall strategies of the Formidable ETFs, but it noted that it would continue to monitor the Formidable Fund ETF’s performance.

The costs of services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs.

In this regard, the Board considered the financial condition of Formidable and the level of commitment to the Formidable ETFs by Formidable. The Board also considered the fees and expenses of the Formidable ETFs, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Formidable and Tidal. The Trustees considered the unitary fee structure. The Trustees noted that the net expense ratio and advisory fee for each of the Formidable ETFs was higher than the median of their Categories and Peer Group. The Board also considered Formidable’s representation that the funds included in the Category and Peer Group do not employ an options strategy similar to that employed by Formidable with respect to the Formidable ETFs. The Board considered that the advisory fees to be charged to the Formidable ETFs were lower than the fees charged to Formidable’s separate accounts or institutional accounts that utilize similar strategies. The Board also considered that Tidal represented that its proposed fees for sub-advising the Formidable ETFs were consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability of Formidable and Tidal and the fees to be paid to Formidable (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Formidable and Tidal.

ANNUAL REPORT

ETF OPPORTUNITIEs Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The extent to which economies of scale would be realized as the Formidable ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Formidable ETFs’ investors.

The Board noted that as the assets in the Formidable ETFs grow, shareholders will benefit from economies of scale given the proposed breakpoints included in the management fees for each Formidable ETF. The Trustees further noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Formidable ETFs; the basis of decisions to buy or sell securities for the Formidable ETFs; the substance and administration of the Code of Ethics and other relevant policies of Formidable and Tidal. The Board noted that Formidable and Tidal each represented that it had not and does not anticipate utilizing soft dollars or commission recapture with regard to the Formidable ETFs. The Board also considered potential benefits for Formidable and Tidal in managing the Formidable ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of Formidable and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Formidable and Tidal from managing the Formidable ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Formidable Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Formidable Advisory Agreements.

ANNUAL REPORT

FORMIDABLE ETFS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023 and held for the six month period ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FORMIDABLE ETFS

Fund Expenses (unaudited) - continued

ANNUAL REPORT

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 3/31/24*
Formidable ETF
Actual	$1,000.00	$1,060.35	1.19%	$6.13
Hypothetical**	$1,000.00	$1,019.05	1.19%	$6.01
Formidable Fortress ETF
Actual	$1,000.00	$1,053.70	0.89%	$4.57
Hypothetical**	$1,000.00	$1,020.55	0.89%	$4.50

*Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses.

ANNUAL REPORT

FORMIDABLE ETFS

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

Investment Adviser:

Formidable Asset Management, LLC
221 East Fourth Street, Suite 2700
Cincinnati, Ohio 45202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 1(b).	NOT APPLICABLE.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)    Not applicable.

(a)(3)    At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,800 for 2024 and $28,000 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2024 and $6,000 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2024

* Print the name and title of each signing officer under his or her signature.